Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Table of Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of euros)
	Notes	2018	2017	2016
Gains on sale of real estate		129	102	66
Impairment of non-current assets held for sale	21	(208)	(158)	(136)
Gains on sale of investments classified as non-current assets held for sale (*)		894	82	39
Total		815	26	(31)

(*) The change is mainly as a result of the sale of the BBVA stake in BBVA Chile (see Note 3).